Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2017
LVIP Blended Mid Cap Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LVIP Blended Mid Cap Managed Volatility Fund (Standard and Service Class) Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the LVIP Blended Mid Cap Managed Volatility Fund (the “Fund”) is to seek capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2018 December 9, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.During the most recent fiscal year, the Fund’s portfolio turnover rate was 103% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	103.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses were restated to reflect the current fee structure of the fund.

		The Fee Waiver and Expense Reimbursement were restated to reflect the current fee waiver and expense limitation of the fund.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by investing primarily in common stocks of mid-capitalization companies that are high quality and/or offer above-average growth potential. Under normal circumstances, the Fund invests at least 80% of its net assets in the securities of mid-capitalization companies. Mid-capitalization companies are companies with market capitalizations within the range of companies in the Russell Midcap® Growth Index at the time of acquisition. In addition, the Fund may invest in foreign stocks, including those in emerging markets, up to 10% of its total assets. The Fund may also, to a lesser extent, invest in small capitalization companies.

Lincoln Investment Advisors Corporation (“adviser”) serves as the investment adviser to the Fund. The adviser has selected Ivy Investment Management Company (“Ivy”) and T. Rowe Price Associates (“T. Rowe Price”) to serve as the Fund’s sub-advisers. Each sub-adviser is responsible for the day-to-day management of the portion of the Fund’s assets that the adviser allocates to such sub-adviser. The adviser may change the allocation at any time, in its sole discretion, and the percentage of each sub-adviser’s share of the Fund’s assets may change over time.

In selecting securities for the Fund, Ivy primarily emphasizes a bottom-up approach and focuses on companies it believes have strong growth profiles, profitability, attractive valuations and sound capital structures. Ivy may look at a number of factors in its consideration of a company, such as: new or innovative products or services; adaptive or creative management; strong financial and operational capabilities to sustain multiyear growth; stable and consistent revenue, earnings, and cash flow; strong balance sheet; market potential; and profit potential. Part of Ivy’s investment process also includes a review of the macroeconomic environment, with a focus on factors such as interest rates, inflation, consumer confidence and corporate spending.

T. Rowe Price’s stock selection is based on a combination of fundamental, bottom-up analysis and top-down quantitative strategies in an effort to identify companies with superior long-term appreciation prospects. The companies sought typically have: (1) a demonstrated ability to consistently increase revenues, earnings, and cash flow; (2) capable management; (3) attractive business niches; and (4) a sustainable competitive advantage. When T. Rowe Price selects investments, valuation measures, such as a company’s price/earnings (P/E) ratio relative to the market and its own growth rate are also considered.

The adviser intends to allocate approximately 50% of the portion of the Fund’s assets not subject to the overlay to Ivy and approximately 50% of the portion of the Fund’s assets not subject to the overlay to T. Rowe Price. Such allocations are subject to change at the discretion of the adviser.

Managed Volatility Strategy. The Fund’s adviser has retained SSGA Funds Management, Inc. (“SSGA FM” or “overlay manager”) as sub-adviser to the Fund to implement the managed volatility strategy within the parameters stated below. This managed volatility strategy consists of selling (short) positions in exchange-traded futures contracts to manage overall portfolio volatility and seek to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. SSGA FM selects individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Although up to 20% of the Fund’s net assets may be used by SSGA FM to implement the managed volatility strategy, under normal market conditions it is expected that less than 10% of the Fund’s net assets will be used for the strategy. SSGA FM uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments.

SSGA FM will regularly adjust the level of exchange-traded futures contracts to seek to manage the Fund’s overall net risk level, i.e., volatility. “Volatility” is a statistical measure of the dispersion of the Fund’s investment returns. SSGA FM’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong appreciating markets relative to un-hedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.

		SSGA FM may take a long position in futures for the purpose of providing an equity exposure generally comparable to the holdings of cash. This allows the Fund to be fully invested in the market by turning cash into an equity position while still maintaining the liquidity provided by the cash. The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:
  Market Risk. The value of portfolio investments may decline. As a result, your investment in a fund may decline in value and you could lose money.
  Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
  Medium-Cap Companies Risk. Securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources.
  Small-Cap Companies Risk. The value of securities issued by small-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies.
  Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.
  Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. In addition, currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could negatively affect the value of the Fund’s foreign investments, if currencies do not perform as expected. Currency management strategies also may reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.
  Currency Management Strategy Risk. Currency management strategies, including cross-hedging, may substantially change exposure to currency exchange rates and could result in losses if currencies do not perform as expected. In addition, currency management strategies, to the extent that they reduce exposure to currency risks, also may reduce the ability to benefit from favorable changes in currency exchange rates. Furthermore, there may not be perfect correlation between the amount of exposure to a particular currency and the amount of securities in the portfolio denominated in that currency. Currency rates may also fluctuate significantly, reducing returns.
  Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
  Liquidity Risk. Liquidity risk is the risk that securities holdings which are considered to be illiquid may be difficult to value. Illiquid holdings also may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Furthermore, a potential rise in interest rates may result in a period of Fund volatility and increased redemptions, heightening liquidity risk. In addition, liquidity risk may result from the lack of an active market for fixed income securities, as well the reduced capacity of dealers to make a market for such securities.
  Portfolio Turnover Risk. High portfolio turnover (active trading) results in higher transaction costs, such as brokerage commissions or dealer mark-ups, when a fund buys and sells securities (or “turns over” its portfolio). High portfolio turnover generally results in correspondingly greater expenses, potentially higher taxable income, and may adversely affect performance.
  Derivatives Risk. Derivatives, such as futures, forwards, options and swaps, involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile and may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. In addition, there may be imperfect correlation between the price of the derivatives contract and the price of the underlying securities. Other risks include the potential inability to terminate or sell derivative positions. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivative instruments may be “leveraged”, which may magnify or otherwise increase investment losses.
  Risk Management Strategy Risk. The success of the Fund’s risk management strategy depends in part on the overlay manager’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The risk management strategy may depend upon one or more of the overlay manager’s proprietary forecasting models and information and data from one or more third parties to support the proprietary forecasting models. There is no guarantee that the models or the data the models are based on will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain underlying markets as a result of reliance on these models. The Fund’s performance may also be impacted by the Fund’s use of short futures positions to implement the risk management strategy. Certain markets could negatively impact the success of the risk management strategy, such as rapidly and unpredictably changing markets, “v-shaped” markets (a sharp market sell-off followed by a strong rally retracing such sell-off), or other extreme or disrupted markets, each of which could cause the Fund to be invested in the market when it declines or to be uninvested when the market appreciates.
  Leverage Risk. Investment in certain derivatives, including certain futures contracts, may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on derivatives may exceed the amount invested.
  Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
  Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.
  Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.

Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes for various periods compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes for various periods compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the above chart, the Fund’s highest return for a quarter occurred in the third quarter of 2009 at: 23.63%.

		The Fund’s lowest return for a quarter occurred in the fourth quarter of 2008 at: (29.22%).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For periods ended 12/31/16
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Fund’s performance prior to September 21, 2012 does not reflect the impact of the managed volatility strategy which was implemented on September 21, 2012 and that is currently used by the Fund.
LVIP Blended Mid Cap Managed Volatility Fund | Standard Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%	[2]
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3],[4]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.77%	[5]
1 year	rr_ExpenseExampleYear01	$ 79
3 years	rr_ExpenseExampleYear03	268
5 years	rr_ExpenseExampleYear05	473
10 years	rr_ExpenseExampleYear10	1,064
1 year	rr_ExpenseExampleNoRedemptionYear01	79
3 years	rr_ExpenseExampleNoRedemptionYear03	268
5 years	rr_ExpenseExampleNoRedemptionYear05	473
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,064
2007	rr_AnnualReturn2007	24.68%
2008	rr_AnnualReturn2008	(49.29%)
2009	rr_AnnualReturn2009	48.42%
2010	rr_AnnualReturn2010	27.25%
2011	rr_AnnualReturn2011	(7.59%)
2012	rr_AnnualReturn2012	6.50%
2013	rr_AnnualReturn2013	24.82%
2014	rr_AnnualReturn2014	(7.31%)
2015	rr_AnnualReturn2015	(4.20%)
2016	rr_AnnualReturn2016	2.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.22%)
1 year	rr_AverageAnnualReturnYear01	2.26%
5 years	rr_AverageAnnualReturnYear05	3.83%
10 years	rr_AverageAnnualReturnYear10	2.90%
LVIP Blended Mid Cap Managed Volatility Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%	[2]
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3],[4]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.02%	[5]
1 year	rr_ExpenseExampleYear01	$ 104
3 years	rr_ExpenseExampleYear03	346
5 years	rr_ExpenseExampleYear05	608
10 years	rr_ExpenseExampleYear10	1,355
1 year	rr_ExpenseExampleNoRedemptionYear01	104
3 years	rr_ExpenseExampleNoRedemptionYear03	346
5 years	rr_ExpenseExampleNoRedemptionYear05	608
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,355
1 year	rr_AverageAnnualReturnYear01	2.00%
5 years	rr_AverageAnnualReturnYear05	3.57%
Life of class	rr_AverageAnnualReturnSinceInception	1.95%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2007
LVIP Blended Mid Cap Managed Volatility Fund | Russell Midcap® Growth Index (reflects no deductions for fees, expenses or taxes) | Standard Class
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	7.33%
5 years	rr_AverageAnnualReturnYear05	13.51%
10 years	rr_AverageAnnualReturnYear10	7.83%
LVIP Blended Mid Cap Managed Volatility Fund | Russell Midcap® Growth Index (reflects no deductions for fees, expenses or taxes) | Service Class
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	7.33%
5 years	rr_AverageAnnualReturnYear05	13.51%
Life of class	rr_AverageAnnualReturnSinceInception	7.04%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2007

[1]	Other Expenses were restated to reflect the current fee structure of the fund.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
[3]	Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.12% on the first $25 million of the Fund’s average daily net assets; 0.07% on the next $50 million of the Fund’s average daily net assets; 0.02% on the next $225 million of the Fund’s average daily net assets; 0.04% on the next $300 million of the Fund’s average daily net assets; and 0.07% on the next $200 million of the Fund's average daily net assets. This agreement will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Net Annual Fund Operating Expenses exceed 0.77% of the Fund’s average daily net assets for the Standard Class (and 1.02% for the Service Class). This agreement will continue at least through December 9, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
[4]	The Fee Waiver and Expense Reimbursement were restated to reflect the current fee waiver and expense limitation of the fund.
[5]	(After Fee Waiver/Expense Reimbursement)
[6]	Since April 30, 2007